Note 9. Capital Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Disclosure Text Block [Abstract]
Note 9. Capital Stock

NOTE 9.   CAPITAL STOCK

As discussed in Note 8, the Company issued 5,223 shares of common stock to each of the two controlling stockholders at a price of $10.15 per share in exchange for the extinguishment of notes payable and accrued interest, totaling $106,028.

On March 11, 2016, the Company amended its certificate of incorporation to reduce authorized shares of common stock from 18,000,000 to 11,000,000 shares; authorized shares of Class A common stock from 1,300,000 shares to 1,161,116 shares; and, preferred stock from 3,000,000 shares to 1,000,000 shares.

During the nine months ended September 30, 2016 the Company raised $41,761,319, in cash, from the issuance of its common stock.  The stock was issued at a price of $10.15 per share and represents the issuance of 4,114,415 shares.  Of that amount, the controlling stockholders had purchased, for cash, 2,906,403 shares for a total cash consideration of $29,499,990.  As a group, entities related to the Company's officers and directors purchased 3,001,254 shares for a total cash consideration of $30,462,729.

NOTE 7.   CAPITAL STOCK

On March 16, 2015, the Company converted its charter from Texas to Delaware.  In connection with its conversion the Company changed its authorized shares of preferred stock from 10,000,000 shares to 3,000,000 shares.

On the same date, the Company changed its authorized shares of common stock from 500,000,000 shares to 30,000,000 shares.

As of April 2015, the former controlling stockholder made $5,163 in capital contributions to the Company in accordance with the purchase and sale agreement for the sale of his controlling interest in the Company.

On June 17, 2015 the Company effected a 7:1 reverse split.  On the same day, the Company amended its Certificate of Incorporation to authorize 12,000,000 shares of Class A common stock from the 30,000,000 shares of authorized common stock, reducing common stock authorized to 18,000,000 shares.  Each share of Class A common stock is identical to the Company's common stock in liquidation, dividend and similar rights.  Additionally, each share of Class A common stock has 10 votes for each share held, while the Company's common stock has one vote per share.  The holders of record of the Class A common stock are entitled to elect two directors to the Company's board of directors.  Class A and Common shares are combined for purposes of computing earnings per share.

The financial statements for the years ended December 31, 2015 and 2014 have been retroactively restated to reflect the reverse stock split.

On June 19, 2015, the Company issued 500,000 shares of Class A common stock at a price of $10 per share to each of its majority stockholders, resulting in gross proceeds to the Company of $10,000,000.  In connection with the stock issue, the Company issued 50,000 warrants to each of its majority stockholders to purchase additional shares of the Company's Class A common stock at a price of $10 per share.  The warrants are exercisable at any time and expire on June 18, 2025.

As of December 31, 2015, the Company has issued 103,032 warrants for the purchase of Class A common stock at a price of $10 per share and 2,524 warrants for the purchase of Class A common stock at a price of $8 per share.  None of the warrants have been exercised, forfeited, or have expired.

On July 22, 2015, the controlling stockholders, Boulderado Partners, LLC ("Boulderado") and Magnolia Capital Fund, LP ("Magnolia") purchased common stock at $10 per share.  Boulderado purchased 250,000 shares and Magnolia purchased 1,200,000 shares resulting in gross proceeds to the Company of $14,500,000.  The proceeds were used to fund Link Media Florida, LLC ("LMF") the Company's new subsidiary, in its purchase of outdoor advertising assets.  Each holder of common stock will be eligible to participate in an offering of common stock and Class A common stock, under a future rights offering.

On October 19, 2015, the Company changed the number of authorized shares of Class A common stock from 12,000,000 shares to 1,300,000 shares and authorized shares of common stock from 18,000,000 shares to 28,700,000 shares.